SCHEDULE OF RECOGNIZED AMOUNTS RELATED TO REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Concentrate revenue from contracts with customers	$ 7,757	$ 9,844
Provisional pricing adjustments on concentrate sales	739	(63)
Total revenue	$ 8,496	$ 9,781